DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details) - MG Cleaners Llc [Member]	12 Months Ended
Dec. 31, 2016
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life	20 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years